CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 9,907,372	$ 2,890,263
Receivables, net	404,247	123,336
Note receivable (Note 10)	917,457
Prepaid and other current assets	178,461	165,509
Total current assets	11,407,537	3,179,108
Property, plant and equipment, at cost:
Uranium properties	83,578,081	82,768,867
Other property, plant and equipment	966,586	868,454
Less-accumulated depreciation, depletion and impairment	(64,936,940)	(64,791,294)
Net property, plant and equipment	19,607,727	18,846,027
Long-term investment:
Certificates of deposit, restricted	9,416,268	9,379,794
Total assets	40,431,532	31,404,929
Current liabilities:
Accounts payable	1,859,823	1,148,812
Current portion of asset retirement obligations	1,139,840	1,227,125
Royalties and commissions payable	665,745	665,745
Accrued interest and other accrued liabilities	820,466	374,088
Current portion of capital leases	66,950	65,161
Total current liabilities	4,552,824	3,480,931
Asset retirement obligations	3,403,670	3,508,634
Other long-term deferred credits	500,000	500,000
Long-term capital leases, less current portion	36,644	54,071
Long-term debt, less current portion	450,000	450,000
Commitments and contingencies (Note 9)
Shareholders' equity:
Common stock, $.001 par value, shares authorized: 200,000,000; shares issued and outstanding (net of treasury shares): 2012-106,062,979; 2011-94,005,006	106,101	94,043
Paid-in capital	181,575,716	169,904,203
Accumulated deficit	(150,184,005)	(146,577,535)
Less: Treasury stock (38,125 shares), at cost	(9,418)	(9,418)
Total shareholders' equity	31,488,394	23,411,293
Total liabilities and shareholders' equity	$ 40,431,532	$ 31,404,929